Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000112950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.56%	2.02%	1.70%
C000112949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.38%	3.30%	3.49%
C000112503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	22.87%	2.54%	3.53%
C000112502 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.50%	1.74%	3.10%
C000104446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.18%	(2.01%)	(1.24%)
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%	0.47%	2.92%
iBoxx Global Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx Global Government Index
Average Annual Return, Percent	6.24%	(2.06%)	(0.21%)
Markit iBoxx Global Developed Markets High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets High Yield Index
Average Annual Return, Percent	16.32%	3.42%	3.64%
Markit iBoxx Global Developed Markets ex US High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets ex-US High Yield Index
Average Annual Return, Percent	15.52%	2.24%	1.96%
J P Morgan USD Emerging Markets High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan USD Emerging Markets High Yield Bond Index
Average Annual Return, Percent	23.46%	2.96%	3.84%
J P Morgan CEMBI Broad Diversified Core Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified Core Index
Average Annual Return, Percent	14.99%	2.02%	3.56%
J P Morgan GBI EM Global Diversified 15 Cap 4 5 Floor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index
Average Annual Return, Percent	5.61%	(1.88%)	(0.89%)